UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2007

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 97.5%
Alabama - 1.8%
$1,935,000	Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC, 5.250% due 1/1/24	$2,050,500
7,000,000	Jefferson County, AL, Sewer Revenue, Refunding, 5.250% due 2/1/16	7,274,260
1,000,000	Marshall County, AL, Health Care Authority Revenue, 6.250% due 1/1/22	1,074,690
1,000,000	Saraland, AL, GO, MBIA, 5.250% due 1/1/14	1,059,770

	Total Alabama	11,459,220

Alaska - 0.2%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (a)	1,067,390

American Samoa - 0.2%
1,000,000	Territory of American Samoa, ACA, 6.000% due 9/1/08	1,013,520

Arizona - 0.5%
760,000	Arizona State Health Facilities Authority, Unrefunded Balance, Catholic Healthcare West, 6.125% due 7/1/09 (b)	779,866
1,000,000	Arizona State University, Revenue Bonds, FGIC, 5.500% due 7/1/21 (c)	1,093,760
	Maricopa County, AZ, Hospital Revenue:
55,000	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (b)	57,841
	St. Lukes Medical Center:
596,000	8.750% due 2/1/10 (b)	629,871
150,000	10.250% due 2/1/11 (b)	166,187
165,000	Maricopa County, AZ, IDA, MFH Revenue, Stanford Court Apartments, 5.750% due 7/1/08 (b)	167,279

	Total Arizona	2,894,804

Arkansas - 1.0%
315,000	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA, 8.375% due 7/1/10 (b)	336,209
	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center:
1,500,000	7.000% due 2/1/15 (c)	1,611,945
2,500,000	7.250% due 2/1/20 (c)	2,699,000
370,000	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (b)	394,494
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (a)	1,049,790

	Total Arkansas	6,091,438

California - 5.6%
3,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	3,050,820
	California State:
5,000,000	Department Water Resources Power Supply Revenue, 5.375% due 5/1/18 (c)(d)	5,483,600
6,000,000	Economic Recovery, 5.000% due 7/1/16 (d)	6,289,380
10,000,000	GO, 5.000% due 12/1/29 (d)	10,155,800
4,245,000	Public Works Board Lease Revenue, Department of Corrections, 5.250% due 9/1/16	4,330,282
295,000	Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC, 9.625% due 7/1/13 (b)	346,333
160,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	183,986
635,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	708,380
3,830,000	Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC, 5.000% due 9/1/29	3,939,117

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
California - 5.6% (continued)
$1,000,000	University of California Revenues, AMBAC, 5.000% due 5/15/13	$1,083,420

	Total California	35,571,118

Colorado - 4.1%
1,025,000	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, 7.000% due 9/15/20 (c)	1,154,775
8,925,000	Colorado Health Facilities Authority Revenue, Adventist Health System/Sunbelt Inc., 5.125% due 11/15/28 (d)(e)	9,048,254
465,000	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (b)	491,143
5,000,000	Colorado State Board of Governors, University Enterprise System Revenue, FGIC, 5.000% due 3/1/28 (d)	5,189,450
	Denver, CO, City & County:
3,000,000	Excise Tax Revenue, Refunding, FSA, 5.500% due 9/1/14	3,110,940
1,480,000	Wastewater Revenue, FGIC, 5.250% due 11/1/14	1,593,309
2,200,000	Longmont, CO, Sales & Use Tax Revenue, 5.750% due 11/15/19 (c)	2,359,742
2,500,000	Northwest Parkway Public Highway Authority, 5.500% due 6/15/16 (c)	2,715,600

	Total Colorado	25,663,213

Connecticut - 1.5%
5,000,000	Connecticut State, 5.375% due 11/15/19 (c)	5,478,950
2,000,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA, 6.375% due 7/1/12 (a)	2,060,520
2,000,000	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, FSA, 5.375% due 7/1/16 (c)	2,178,020

	Total Connecticut	9,717,490

Delaware - 0.2%
1,225,000	Delaware State, GO, Refunding, 5.000% due 1/1/13	1,303,228

District of Columbia - 0.2%
1,000,000	Metropolitan Washington, DC, Airports Authority, VA General Airport Revenue, Refunding, FGIC, 5.250% due 10/1/12 (a)	1,034,720

Florida - 4.4%
2,900,000	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., 7.750% due 8/15/20 (c)	3,234,602
	Florida Municipal Loan Council Revenue, MBIA:
1,790,000	5.250% due 11/1/13	1,914,835
3,175,000	5.250% due 11/1/16	3,388,169
1,500,000	Florida State Board of Education Capital Outlay, GO, 5.500% due 1/1/16 (c)	1,582,815
625,000	Gateway Services Community Development District, Florida Special Assessment Revenue, Sun City Center, Fort Myers Project, 5.500% due 5/1/10	606,169
215,000	Greyhawk Landing Community Development District, Florida Special Assessment Revenue, 6.250% due 5/1/09	213,286
	Hillsborough County, FL:
1,940,000	EFA Revenue, Refunding, University of Tampa Project, Radian, 5.750% due 4/1/18	1,987,297
3,500,000	School District Sales Tax Revenue, AMBAC, 5.375% due 10/1/15 (c)	3,767,540
	Jacksonville Beach, FL, Utility Revenue:
1,940,000	7.900% due 10/1/14 (b)	2,249,275
2,145,000	5.000% due 4/1/18	2,226,596
515,000	Killarney Community Development District Special Assessment Revenue, 5.125% due 5/1/09	503,685
2,000,000	Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, 6.250% due 11/15/24 (c)	2,254,400
1,470,000	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.250% due 10/1/13 (c)	1,574,855

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Florida - 4.4% (continued)
$215,000	Port Saint Lucie, FL, Special Assessment Revenue, 6.375% due 9/1/11	$211,115
230,000	Renaissance Community Development District, Florida Capital Improvement Revenue, 6.250% due 5/1/08	229,462
1,000,000	Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, MBIA, 6.000% due 10/1/12	1,086,270
855,000	Sterling Hill, FL, Community Development District, 5.500% due 11/1/10	824,237
110,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10 (b)	121,056
15,000	Waterlefe Community Development District, Florida Capital Improvement Revenue, 6.250% due 5/1/10	14,786

	Total Florida	27,990,450

Georgia - 2.5%
	Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo:
1,770,000	5.000% due 12/1/19	1,918,078
1,860,000	5.000% due 12/1/20	2,007,702
1,980,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20	1,031,917
1,000,000	Georgia State, GO, 6.250% due 8/1/10	1,077,870
4,500,000	Main Street Natural Gas Inc., Gas Project Revenue, 5.500% due 9/15/25	4,545,360
1,000,000	Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation, 5.500% due 9/1/24 (c)	1,125,130
2,415,000	Municipal Electronic Authority Revenue, Combustion Turbine Project, , MBIA, 5.250% due 11/1/19	2,429,828
660,000	Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, MBIA, 5.000% due 1/1/19	708,497
685,000	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (b)	708,078

	Total Georgia	15,552,460

Hawaii - 0.8%
	Hawaii State:
	FGIC:
2,895,000	5.375% due 8/1/15	3,078,832
1,105,000	5.375% due 8/1/15 (c)	1,187,102
615,000	GO, Unrefunded Balance, MBIA, 5.000% due 5/1/16	657,896

	Total Hawaii	4,923,830

Illinois - 5.8%
95,000	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (b)	101,042
	Chicago, IL:
1,500,000	FGIC, 6.000% due 1/1/14 (c)	1,618,170
400,000	GO, Refunding, Emergency Telephone System, FGIC, 5.250% due 1/1/20	446,448
120,000	GO, 5.375% due 1/1/16	129,070
2,000,000	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, 5.500% due 12/1/14 (c)	2,220,620
1,500,000	O’Hare International Airport, Second Lien Passenger Facility, AMBAC, 5.500% due 1/1/16	1,589,670
3,880,000	Project and Refunding, AMBAC, 5.375% due 1/1/16 (c) (d)	4,223,690
	Cicero, IL:
2,415,000	MBIA, 5.625% due 12/1/16	2,661,427
1,250,000	Tax Increment, XLCA, 5.250% due 1/1/20	1,339,750
4,010,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, 7.100% due 12/1/15 (b)	4,644,021
2,000,000	Illinois DFA Revenue, Revolving Fund-Master Trust, 5.500% due 9/1/17	2,164,200

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Illinois - 5.8% (continued)
	Illinois Health Facilities Authority Revenue:
$310,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	$338,876
5,000,000	Order of St. Francis Healthcare System, 6.250% due 11/15/19 (c)	5,324,450
1,140,000	Passavant Memorial Area Hospital, 6.250% due 10/1/17 (c)	1,244,105
5,000,000	Illinois State, GO, First Series, 5.375% due 7/1/19	5,328,750
2,440,000	Kane County, IL, GO, FGIC, 5.500% due 1/1/15 (c)	2,623,976
835,000	Northern, IL, University Revenue, 10.400% due 4/1/13 (c)	918,158

	Total Illinois	36,916,423

Indiana - 2.7%
2,500,000	Hamilton County, IN, County Optional Income Tax Revenue, FSA, 5.250% due 1/10/20 (c)	2,525,925
360,000	Indiana Bond Bank, Special Program, AMBAC, 9.750% due 8/1/09 (b)	379,080
3,920,000	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (b)	4,915,837
3,000,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, 5.500% due 7/1/19 (c)	3,281,280
1,000,000	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA, 6.750% due 7/5/13	1,129,160
	Madison County, IN, Hospital Authority Facilities Revenue:
310,000	Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	327,701
155,000	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (b)	166,923
1,075,000	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC, 5.500% due 7/15/18 (c)	1,158,398
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22	2,020,700
1,105,000	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (b)	1,195,908

	Total Indiana	17,100,912

Iowa - 1.2%
3,000,000	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,141,150
2,920,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	3,365,767
1,085,000	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC, 5.375% due 6/1/18	1,123,431

	Total Iowa	7,630,348

Kentucky - 0.9%
5,000,000	Kentucky Property & Buildings, 5.375% due 10/1/19 (c)	5,387,700

Louisiana — 0.8%
500,000	East Baton Rouge, LA, Parish Park & Recreation District, GO, FSA, 5.000% due 5/1/20	531,450
395,000	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA, 7.200% due 4/1/10 (b)	409,658
1,480,000	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, AMBAC, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,587,700
290,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna, 8.000% due 5/15/12 (b)	320,731
1,000,000	Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, FSA, 5.250% due 7/1/13	1,090,920
1,000,000	New Orleans, LA, GO, Refunding, FGIC, 5.500% due 12/1/10	1,058,790

	Total Louisiana	4,999,249

Maryland - 3.4%
	Anne Arundel County, MD, GO:
3,000,000	5.375% due 3/1/14 (c) (d)	3,247,170

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Maryland - 3.4% (continued)
$450,000	Consolidated Solid Waste Projects, 5.300% due 2/1/17 (a)	$454,968
1,000,000	Frederick County, MD, GO, Public Facilities, 5.000% due 12/1/15 (c)	1,062,140
2,000,000	Maryland State, State and Local Facilities Loan, 5.500% due 8/1/10	2,120,420
	Maryland State Health & Higher EFA Revenue:
	Carroll County General Hospital:
400,000	5.125% due 7/1/14	408,920
535,000	6.000% due 7/1/21	553,024
1,000,000	Johns Hopkins Hospital, 5.000% due 5/15/11	1,042,970
	Refunding:
	Kennedy Krieger Issue:
400,000	5.200% due 7/1/09	402,788
400,000	5.250% due 7/1/10	401,948
1,000,000	5.125% due 7/1/22	943,790
500,000	Medstar Health, 5.750% due 8/15/14	548,560
	University of Maryland Medical System:
1,000,000	5.000% due 7/1/10	1,031,870
1,000,000	6.000% due 7/1/22 (c)	1,113,620
1,000,000	Maryland State Transportation Authority, Parking Revenue, Baltimore/Washington International Airport, AMBAC, 5.250% due 3/1/12 (a)	1,052,880
5,000,000	Maryland State, Transportation Authority, Grant & Revenue Anticipation, Refunding, 5.000% due 3/1/19	5,427,950
1,575,000	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC, 5.500% due 4/1/15 (a)	1,700,291

	Total Maryland	21,513,309

Massachusetts - 2.9%
495,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)	513,429
1,140,000	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, 6.000% due 7/1/13 (c)	1,211,512
485,000	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, 6.000% due 7/1/11	492,013
	Massachusetts State HEFA Revenue:
	Caritas Christi Obligation:
2,000,000	6.500% due 7/1/12	2,091,160
3,000,000	6.750% due 7/1/16	3,206,700
1,000,000	Harvard University, 5.000% due 1/15/16	1,028,150
1,300,000	University of Massachusetts, 5.500% due 10/1/18 (c)	1,428,102
1,125,000	Massachusetts State IFA Revenue, University Commons Nursing, FHA, 6.550% due 8/1/18	1,182,803
1,260,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)	1,617,588
	Massachusetts State:
2,000,000	GAN, 5.750% due 6/15/15 (c)	2,135,920
1,000,000	GO, Refunding, AMBAC, 5.750% due 8/1/10	1,063,540
2,000,000	Pittsfield, MA, GO, MBIA, 5.500% due 4/15/17	2,174,020

	Total Massachusetts	18,144,937

Michigan - 1.9%
1,165,000	Allen Academy COP, 7.000% due 6/1/15	1,168,227
1,000,000	Carman-Ainsworth, MI, Community School District GO, FGIC, 5.500% due 5/1/19 (c)	1,090,470
1,775,000	Chippewa Valley, MI, Schools Administration Building, Q-SBLF, 5.500% due 5/1/18 (c)	1,935,584
1,000,000	Michigan State Hospital Finance Authority Revenue, Refunding, Hospital, Sparrow Obligated, 5.000% due 11/15/19	1,024,990

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Michigan - 1.9% (continued)
$2,000,000	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, Dow Chemical Project, 4.600% due 6/1/14 (e)(f)	$2,003,060
1,000,000	Mount Clemens, MI, Community School District, Q-SBLF, 5.500% due 5/1/16 (c)	1,082,890
2,000,000	Southfield, MI, Library Building Authority GO, MBIA, 5.500% due 5/1/24 (c)	2,107,700
1,330,000	Williamston, MI, Community School District, GO, MBIA, Q-SBLF, 6.250% due 5/1/09	1,384,078

	Total Michigan	11,796,999

Minnesota - 0.3%
1,000,000	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18 (c)	1,122,280
1,000,000	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI, 5.850% due 11/1/17	1,008,840

	Total Minnesota	2,131,120

Missouri - 0.7%
1,000,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11 (b)	1,083,490
1,500,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, 5.250% due 1/1/16	1,552,515
715,000	Missouri State Housing Development Community, MFH Revenue, 5.500% due 12/1/15	742,427
1,000,000	Saint Louis, MO, Airport Revenue, Airport Development Program, MBIA, 5.625% due 7/1/16 (c)	1,078,480

	Total Missouri	4,456,912

Montana - 0.0%
25,000	Montana State Board of Regents Revenue, MBIA, 10.000% due 11/15/08 (b)	26,480

Nebraska - 0.0%
10,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (b)	10,872

Nevada - 1.3%
1,185,000	Carson City, NV, Hospital Revenue, Carson-Tahoe Hospital Project, 6.000% due 9/1/14	1,246,051
2,500,000	Las Vegas New Convention & Visitors Authority Revenue, AMBAC, 6.000% due 7/1/14 (c)	2,632,900
	Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
1,000,000	5.000% due 6/1/15	1,036,900
1,000,000	5.000% due 6/1/16	1,036,060
2,190,000	5.000% due 6/1/17	2,259,576

	Total Nevada	8,211,487

New Hampshire - 0.8%
	New Hampshire HEFA, University Systems of New Hampshire, AMBAC:
595,000	5.375% due 7/1/16 (c)	643,576
305,000	5.375% due 7/1/16	327,073
	New Hampshire HEFA Revenue, Covenant Health:
1,770,000	6.500% due 7/1/17 (c)	1,991,498
1,285,000	6.500% due 7/1/17	1,395,561
455,000	New Hampshire State, GO, Unrefunded Balance, Capital Improvement, 5.125% due 10/1/17	464,505

	Total New Hampshire	4,822,213

New Jersey - 2.6%
	New Jersey Health Care Facilities Financing Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
New Jersey - 2.6% (continued)
	Atlanticare Regional Medical Center:
$1,840,000	5.000% due 7/1/15	$1,945,892
1,350,000	5.000% due 7/1/16	1,430,419
170,000	Hackensack Hospital, 8.750% due 7/1/09 (b)	178,813
3,000,000	Trinitas Hospital Obligation Group, 7.375% due 7/1/15 (c)	3,325,320
5,350,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems, MBIA, 5.250% due 12/15/14	5,895,111
	New Jersey State Turnpike Authority Revenue:
220,000	6.750% due 1/1/09 (b)	222,031
245,000	6.000% due 1/1/14 (b)	257,620
3,095,000	Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC, 5.625% due 12/1/17	3,253,062
135,000	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (b)	158,096

	Total New Jersey	16,666,364

New Mexico - 0.4%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC, 5.250% due 10/1/21	1,236,752
30,000	Farmington, NM, Utilities Systems Revenue, AMBAC, 9.875% due 1/1/08 (b)	30,000
1,490,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, MBIA, 5.000% due 6/15/20	1,585,986

	Total New Mexico	2,852,738

New York - 6.1%
1,000,000	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, 6.000% due 7/1/19	1,014,440
2,150,000	Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside, 5.875% due 1/1/18	2,128,414
1,000,000	New York City, NY, Health & Hospital Corp. Revenue, Health Systems, FSA, 5.500% due 2/15/19	1,070,030
530,000	New York City, NY, IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	531,850
1,500,000	New York City, NY, Industrial Development Agency, Revenue, Queens Baseball Stadium, Pilot, AMBAC, 5.000% due 1/1/19	1,612,350
	New York State Dormitory Authority Revenue:
1,000,000	Columbia University, 5.250% due 7/1/17 (c)	1,085,570
5,415,000	FHA New York and Presbyterian Hospital, FSA, 5.240% due 8/15/24	5,724,088
1,780,000	Marymount Manhattan College, Radian, 6.375% due 7/1/14	1,855,027
5,000,000	Mental Health Services Facilities, 5.000% due 2/15/18	5,325,800
2,500,000	School Districts Financing Programs, MBIA, 5.500% due 10/1/17	2,708,600
1,715,000	State University Educational Facilities, MBIA, 6.000% due 5/15/15 (c)	1,846,249
2,000,000	New York State Thruway Authority, Highway & Bridge, Trust Fund Revenue, AMBAC, 5.000% due 4/1/21	2,127,800
	Tobacco Settlement Financing Corp., New York, Asset-Backed:
6,000,000	5.500% due 6/1/14 (d)	6,156,660
5,000,000	5.500% due 6/1/16	5,199,500

	Total New York	38,386,378

North Carolina - 2.4%
535,000	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8, 10.500% due 5/1/11 (c)	584,263
3,000,000	Guilford County, NC, GO, Public Improvement, 5.250% due 10/1/15 (c)	3,224,940
550,000	North Carolina Eastern Municipal Power Agency, Power Systems Revenue, ACA/CBI, 5.650% due 1/1/16	568,821
	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
2,295,000	10.500% due 1/1/10 (b)	2,456,476
3,000,000	ACA-CBI, 6.375% due 1/1/13	3,185,970

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
North Carolina - 2.4% (continued)
$5,000,000	MBIA, 5.250% due 1/1/18	$5,322,150

	Total North Carolina	15,342,620

Ohio - 3.5%
1,750,000	Cleveland, OH, Public Power Systems Revenue, AMBAC, 5.500% due 11/15/15	1,879,972
1,000,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	1,028,670
1,860,000	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (b)	2,216,711
305,000	Hamilton County, OH, Sales Tax Revenue, AMBAC, 5.250% due 12/1/18	320,750
1,240,000	Jackson, OH, Local School District, Stark & Summit Counties, FSA, 5.000% due 12/1/18	1,329,466
490,000	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	523,467
1,410,000	Logan Hocking, OH, Local School District, Construction & Improvement, MBIA, 5.500% due 12/1/16 (c)	1,530,372
2,775,000	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14 (c)	2,990,590
	Ohio State, Water Development Authority Revenue:
2,210,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (b)	2,334,335
335,000	Safe Water, 9.000% due 12/1/10 (b)	351,170
	Ohio State Building Authority:
3,000,000	5.375% due 10/1/14 (c)	3,148,890
3,600,000	State Facilities-Administration Building Fund, FSA, 5.500% due 10/1/14 (c)	3,894,876
500,000	Ohio State Department of Administrative Services, COP, Administrative Knowledge System, MBIA, 5.000% due 9/1/16	535,650

	Total Ohio	22,084,919

Oklahoma -0.7%
	Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems:
2,060,000	5.750% due 2/15/18 (c)	2,141,226
690,000	5.750% due 2/15/18	709,368
1,725,000	Tulsa, OK, Airport Improvement Trust General Revenue, 6.000% due 6/1/14 (a)	1,810,267

	Total Oklahoma	4,660,861

Oregon - 1.5%
1,000,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,063,970
	Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	Merle West Medical Center, 6.125% due 9/1/22 (c)	1,061,382
560,000	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	577,321
	Oregon State Department Administrative Services Lottery Revenue:
3,500,000	5.250% due 4/1/15	3,620,575
1,375,000	FSA, 5.500% due 4/1/14 (c)	1,496,014
1,775,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (a)	1,815,239

	Total Oregon	9,634,501

Pennsylvania -8.7%
3,000,000	Allegheny County, PA, Port Authority Special Revenue, FGIC, 5.500% due 3/1/16	3,208,380
1,575,000	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (a)	1,608,768
	Central Bucks, PA, School District:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Pennsylvania - 8.7% (continued)
$2,500,000	FGIC, 5.500% due 5/15/19 (c)	$2,728,100
1,000,000	GO, FGIC, 5.500% due 5/15/17 (c)	1,091,240
1,070,000	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,134,221
680,000	Dauphin County, PA, General Authority Revenue, Office and Packaging, 5.500% due 1/1/08	680,000
1,750,000	Greater Johnstown, PA, GO, School District, MBIA, 5.375% due 8/1/14	1,873,550
	Pennsylvania State:
2,000,000	5.750% due 10/1/14 (c)	2,111,880
4,000,000	5.500% due 5/1/15 (c)	4,361,880
2,000,000	Pennsylvania State Department of General Services, COP, FSA, 5.250% due 5/1/16	2,120,500
	Pennsylvania State Higher EFA, Health Services Revenue:
1,000,000	Allegheny Delaware Valley Obligation Group, MBIA, 6.250% due 1/15/18	1,070,400
3,330,000	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,455,574
500,000	Pennsylvania State, IDA, Refunding, Economic Development, AMBAC, 5.500% due 7/1/20	537,945
1,000,000	Pennsylvania State, Turnpike Commission Oil Franchise Tax Revenue, Subordinated, MBIA, 5.250% due 12/1/16 (c)	1,103,310
	Philadelphia, PA:
2,000,000	GO, FSA, 5.250% due 9/15/18 (c)	2,126,080
	School District:
2,000,000	5.625% due 8/1/18 (c)	2,201,260
	FSA:
2,000,000	5.500% due 2/1/20 (c)	2,171,200
1,865,000	5.500% due 2/1/21 (c)	2,024,644
	Philadelphia, PA, Authority for Industrial Development:
2,000,000	FSA, 5.500% due 10/1/15 (c)	2,181,620
1,000,000	Lease Revenue, FSA, 5.500% due 10/1/19 (c)	1,090,810
	Philadelphia, PA, Gas Works Revenue:
1,675,000	5.500% due 8/1/17 (c)	1,806,471
3,240,000	FSA, 5.500% due 8/1/19 (c)	3,494,308
	Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA:
2,000,000	5.625% due 9/1/15	2,097,600
1,500,000	5.625% due 9/1/19	1,572,705
	Philadelphia, PA, Water and Wastewater Revenue:
1,000,000	AMBAC-TCRS, AMBAC, 5.625% due 6/15/08	1,011,370
1,000,000	FGIC, 5.250% due 11/1/17	1,066,040
865,000	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (b)	940,869
1,200,000	Reading, PA, GO, AMBAC, 5.875% due 11/15/12	1,333,188
1,445,000	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian, 5.500% due 12/1/18	1,496,298
765,000	West View, PA, Municipal Authority, 9.500% due 11/15/14 (b)	960,503
180,000	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10 (b)	189,416

	Total Pennsylvania	54,850,130

Rhode Island - 0.7%
1,000,000	Cranston, RI, FGIC, 6.375% due 11/15/14 (c)	1,070,340
1,000,000	Providence, RI, Public Building Authority, General Revenue, MBIA, 5.375% due 12/15/21	1,056,830
2,000,000	Woonsocket, RI, GO, FGIC, 5.375% due 10/1/20	2,119,620

	Total Rhode Island	4,246,790

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
South Carolina - 0.8%
$490,000	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (b)	$523,418
	Greenville County, SC, School District Installment Purchase:
1,650,000	Revenue, Building Equity Sooner for Tomorrow, 6.000% due 12/1/21 (c)	1,867,552
	Revenue, Refunding:
1,350,000	Building Equity, 6.000% due 12/1/21 (c)	1,529,321
1,000,000	Building Equity Sooner Tomorrow, 5.875% due 12/1/19 (c)	1,126,220

	Total South Carolina	5,046,511

South Dakota - 0.4%
2,635,000	Minnehaha County, SD, Limited Tax Certificates, 5.625% due 12/1/19 (c)	2,808,752

Tennessee - 4.1%
5,000,000	Elizabethton, TN, Health & Educational Facilities Board Revenue, 5.750% due 7/1/23 (c)	5,318,200
140,000	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (b)	149,087
2,000,000	Memphis, TN, General Improvement, 5.250% due 4/1/16 (c)	2,030,860
	Memphis-Shelby County, TN:
1,000,000	Airport Authority, Airport Revenue, AMBAC, 6.250% due 3/1/14 (a)	1,059,900
2,000,000	Sports Authority Inc. Revenue, Memphis Arena Project, 5.500% due 11/1/18 (c)	2,200,300
	Tennessee Energy Acquisition Corp., Gas Revenue:
3,000,000	5.000% due 2/1/22	2,999,880
5,000,000	5.250% due 9/1/23	5,101,550
4,000,000	5.250% due 9/1/26	4,023,400
3,220,000	Tennessee Housing Development Agency, 5.000% due 7/1/23 (a)	3,199,392

	Total Tennessee	26,082,569

Texas - 12.7%
	Austin, TX:
1,000,000	Convention Enterprises Inc., Convention Center, First Tier, 6.600% due 1/1/21 (c)	1,095,370
2,000,000	Electric Utility System Revenue, Refunding, AMBAC, 5.500% due 11/15/13	2,213,660
700,000	Bexar County, TX, Housing Finance Corp. MFH Revenue, The Waters at Northern Hill Apartments, MBIA, 5.800% due 8/1/21	684,481
30,000	Brownsville, TX, Utilities Systems Revenue, AMBAC, 9.400% due 1/1/13 (b)	34,387
1,000,000	Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC, 5.375% due 12/1/17 (c)	1,080,810
1,280,000	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (b)	1,349,645
	El Paso County, TX, Housing Finance Corp.:
415,000	La Plaza Apartments, 6.700% due 7/1/20	427,633
	MFH Revenue, American Village Communities:
1,250,000	6.250% due 12/1/20	1,286,037
1,000,000	6.250% due 12/1/24	1,026,680
390,000	Fort Bend, TX, ISD, PSFG, 5.500% due 2/15/16	399,637
2,000,000	Fort Worth, TX, Water & Sewer Revenue, 5.625% due 2/15/18 (c)	2,180,660
5,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(e)(f)	5,435,450
	Harlandale, TX:
10,000	GO, ISD, Refunding, PSFG, Unrefunded Balance, 6.000% due 8/15/16	10,678
990,000	ISD, Refunding, PSFG, 6.000% due 8/15/16 (c)	1,062,032
	Harris County, TX:
1,000,000	GO, Capital Appreciation, Refunding, Permanent Improvement, MBIA, zero coupon bond to yield 6.000% due 10/1/17	667,670
	Houston Sports Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Texas - 12.7% (continued)
$1,125,000	5.250% due 11/15/16	$1,187,190
3,000,000	MBIA, 5.750% due 11/15/19	3,202,680
	Houston, TX:
2,300,000	Airport Systems Revenue, 9.500% due 7/1/10 (b)	2,510,749
	FSA:
910,000	5.750% due 3/1/18 (c)	971,043
90,000	Unrefunded Balance, 5.750% due 3/1/18	95,611
4,000,000	ISD, Refunding, 5.250% due 2/15/18 (c)	4,098,160
	Water & Sewer Systems Revenue, Refunding, Jr. Lien:
4,545,000	5.750% due 12/1/16 (c)	4,877,376
1,000,000	FSA, 5.500% due 12/1/17	1,074,320
	Midlothian, TX:
2,570,000	Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21 (c)	2,898,035
60,000	ISD, Unrefunded Balance, Refunding, PSF-GTD, zero coupon bond to yield 6.166% due 2/15/17	34,607
	Montgomery, TX, ISD, GO:
1,230,000	Refunding, PSFG, 5.500% due 2/15/17 (c)	1,314,673
570,000	Unrefunded Balance, Refunding, PSFG, 5.500% due 2/15/17	605,585
1,230,000	North Forest ISD, ACA, 6.500% due 8/15/17	1,331,303
755,000	Panhandle, TX, Regional Housing Finance, GNMA-Collateralized, 6.500% due 7/20/21	822,587
15,000,000	SA Energy Acquisition, PFC, TX, Gas Supply Revenue, 5.500% due 8/1/22 (d)	15,737,250
190,000	Southeast Texas HFA, Memorial Hospital System Project, 8.500% due 12/1/08 (b)	199,375
	Tarrant County, TX:
	Health Facilities Development Corp., Health System Revenue:
250,000	Original Discount Issue, FGIC, 5.000% due 9/1/15 (b)	266,725
855,000	Original Issue Discount, FGIC, 5.000% due 9/1/15 (b)	912,225
	Health Facilities Development Corp., Hospital Revenue:
2,000,000	6.625% due 11/15/20 (c)	2,210,000
4,000,000	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,295,440
85,000	Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (b)	89,830
1,000,000	Texas State, GO, Refunding, 5.125% due 10/1/15	1,021,340
2,000,000	Texas Technical University Revenue Financing System, MBIA, 5.500% due 8/15/18 (c)	2,172,700
3,500,000	Texas Water Development Board Revenue, Revolving Fund, Senior Lien, 5.250% due 7/15/17	3,621,800
2,000,000	University of Texas Revenue Financing System, 5.375% due 8/15/18 (c)	2,141,620
2,150,000	Waco, TX, Health Facilities Developmental Corp., FHA Mortgage Revenue, Hillcrest Health Systems Project, MBIA, 5.000% due 2/1/20	2,241,246
1,000,000	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC, 5.375% due 8/1/19 (c)	1,074,300

	Total Texas	79,962,600

Utah - 0.9%
	Provo, UT, Electric Revenue:
830,000	10.125% due 4/1/15 (b)	1,027,050
10,000	AMBAC, 10.375% due 9/15/15 (b)	12,824
910,000	MBIA, 10.125% due 4/1/15 (b)	1,126,043
1,500,000	Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC, 5.500% due 5/15/13	1,606,710
	Spanish Fork City, UT, Water Revenue:
240,000	FSA, 5.500% due 6/1/17 (c)	262,107
760,000	Unrefunded Balance, FSA, 5.500% due 6/1/17	818,353

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Utah - 0.9% (continued)
$1,000,000	Utah State Board Regents, Utah State University Hospital, MBIA, 5.500% due 8/1/18 (c)	$1,078,490

	Total Utah	5,931,577

Vermont - 0.2%
1,415,000	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, 5.500% due 6/15/12	1,419,924

Virginia - 2.8%
1,445,000	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,555,687
1,000,000	Fairfax County, VA, Redevelopment & Housing Authority Lease Revenue, James Lee Community Center, 5.250% due 6/1/19	1,045,260
1,305,000	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian, 5.500% due 10/1/15	1,396,259
900,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA, 6.000% due 4/1/12 (a)	914,526
750,000	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA, 6.000% due 12/1/22	764,490
	Virginia State Resources Authority, Infrastructure Revenue, Senior, Pooled
	Financing Program:
1,150,000	5.000% due 11/1/18	1,266,173
1,175,000	5.000% due 11/1/19	1,288,646
	Virginia State Resources Authority:
5,035,000	Clean Water Reserve, Revolving Fund, 5.400% due 10/1/18 (c)	5,339,617
1,000,000	Revenue, Clean Water Reserve, Revolving Fund, 5.750% due 10/1/13 (c)	1,069,630
3,000,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	3,034,830

	Total Virginia	17,675,118

Washington - 1.8%
4,000,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, 5.500% due 7/1/14	4,341,960
1,115,000	King County, WA, Sewer Revenue, FGIC, 6.000% due 1/1/10 (c)	1,158,373
2,000,000	Pierce County, WA, School District North 10 Tacoma, FGIC, 5.375% due 12/1/14 (c)	2,161,620
	Radford Court Properties, WA, Student Housing Revenue, MBIA:
1,695,000	6.000% due 6/1/17	1,811,650
1,000,000	5.375% due 6/1/19	1,045,250
1,000,000	Washington State, GO, 6.000% due 1/1/11 (c)	1,055,990

	Total Washington	11,574,843

Wisconsin - 1.5%
2,000,000	Wisconsin State, 5.500% due 5/1/14 (c)	2,145,220
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Health Care Inc., 6.000% due 7/1/17	1,048,620
4,500,000	Prohealth Care Inc. Obligation Group, AMBAC, 5.000% due 8/15/19	4,602,600
1,500,000	Wheaton Franciscan Services Inc., 6.000% due 8/15/15 (c)	1,663,980

	Total Wisconsin	9,460,420

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $598,057,933)	616,119,457

SHORT-TERM INVESTMENTS - 0.5%
Michigan - 0.1%
595,000	Royal Oak, MI, Hospital Finance Authority, Revenue, Refunding, William Beaumont Hospital, AMBAC, SPA-Morgan Stanley, 3.750%, 1/2/08 (g)	595,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Missouri — 0.1%
$460,000	Missouri State HEFA, Health Facilities Revenue, SSM Health Care, FSA, SPA-UBS AG, 3.500%, 1/2/08 (g)	$460,000

New York — 0.0%
100,000	Long Island, NY, Power Authority, Electric System Revenue, Subordinated, LOC-Bayerische Landesbank, 3.450%, 1/2/08 (g)	100,000

Washington — 0.3%
1,800,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems, FSA, SPA-U.S. Bank NA, 3.760%, 1/2/08 (g)	1,800,000

	TOTAL SHORT-TERM INVESTMENTS	2,955,000

	TOTAL INVESTMENTS - 98.0% (Cost - $601,012,933#)	619,074,457
	Other Assets in Excess of Liabilities - 2.0%	12,634,207

	TOTAL NET ASSETS - 100.0%	$631,708,664

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance - Insured Bonds
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HUD	— Housing and Urban Development
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
INDLC	— Industrial Indemnity Company
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
VA	— Veterans Administration
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry *

Pre-Refunded/Escrowed to Maturity	40.6%
Hospitals	13.2
Electric	9.1
Other Revenue	7.0
Local General Obligation	5.1
Transportation	5.0
Leasing	4.8
Water & Sewer	4.2
State General Obligation	2.6
Education	2.5
Special Tax	2.3
Industrial Development	1.6
Housing	1.5
Resource Recovery	0.5
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2007 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	61.1%
AA/Aa	15.6
A	10.9
BBB/Baa	5.6
BB/Ba	0.9
CCC/Caa	1.0
A-1	0.5
NR	4.4
100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 15 and 16 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,043,173
Gross unrealized depreciation	(1,981,649)

Net Unrealized Appreciation	$18,061,524

At December 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bonds	93	3/08	$10,957,565	$10,822,875	$134,690
U.S. Treasury Notes 10 Year	454	3/08	51,552,185	51,479,344	72,841

Net Unrealized Gain on Open Futures Contracts					$207,531

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 22, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	February 22, 2008